Discontinued US operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued US operations
Discontinued US operations
Summary of results and cash flows for the discontinued US operations
(a)	Income statement

2021 $m
Total revenue, net of reinsurance	45,972
Total charge, net of reinsurance	(43,655)
Profit before tax	2,317
Tax (charge)	(363)
Profit after tax	1,954
Remeasurement to fair valuenote (i)	(8,259)
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled from other comprehensive incomenote (ii)	1,278
Loss for the year	(5,027)
Attributable to:
Equity holders of the Company	(4,234)
Non-controlling interests	(793)
Loss for the year	(5,027)

Notes

(i)	The loss on remeasurement to fair value on demerger was recognised in accordance with IFRIC 17 'Distributions of non-cash assets to owners' with the fair value determined with reference to the opening quoted price of Jackson shares on the New York Stock Exchange as at the date of demerger on 13 September 2021.
(ii)	In accordance with IFRS, as a result of the demerger of Jackson, accumulated balances previously recognised through other comprehensive income relating to financial instruments held by Jackson classified as available-for-sale and historical net investment hedges were recycled from other comprehensive income to the results of discontinued operations in the Consolidated income statement. Total shareholders’ equity is unchanged as a result of this recycling.

(b)Total comprehensive income

2021 $m
Loss for the year	(5,027)
Other comprehensive loss:
Valuation movements on available-for-sale debt securities, net of related tax and change in DAC	(763)
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled through profit or loss at the point of demerger	(1,278)
Other comprehensive loss for the year	(2,041)
Total comprehensive loss for the year	(7,068)
Attributable to:
Equity holders of the Company	(6,283)
Non-controlling interests	(785)
Total comprehensive loss for the year	(7,068)

(c)	Cash flows

2021 $m
Net cash flows from operating activities	(423)
Net cash flows from financing activitiesnote	2,329
Cash divested upon demerger	(3,527)
Net decrease in cash and cash equivalents	(1,621)
Cash and cash equivalents at 1 Jan	1,621
Cash and cash equivalents at 31 Dec	—

Note

Financing activities in 2021 largely reflected the issuance of debt of $2,350 million. No dividends were paid by Jackson during 2021 prior to demerger.